Income Tax Status (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Jan. 01, 2026
Tax qualification status	us-gaap:QualifiedPlanMember